The Tocqueville Fund
Schedule of Investments as of July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks - 96.0%
Automobiles & Components - 0.7%
Toyota Motor Corp. - ADR (b)	20,000	$3,364,800

Banks - 1.0%
Bank of America Corp.	120,000	3,840,000
US Bancorp	15,000	595,200
		4,435,200
Capital Goods - 11.4%
Apogee Enterprises, Inc.	135,000	6,686,550
Caterpillar, Inc.	25,000	6,629,250
Crane Co.	75,000	7,026,750
Crane NXT Co.	75,000	4,436,250
Deere & Co.	20,000	8,592,000
Illinois Tool Works, Inc.	25,000	6,583,000
Mayville Engineering Co, Inc. (a)	450,000	5,440,500
Parker-Hannifin Corp.	15,000	6,150,150
Raytheon Technologies Corp.	20,000	1,758,600
		53,303,050
Commercial & Professional Services - 3.3%
ABM Industries, Inc.	125,000	5,785,000
Cintas Corp.	3,500	1,757,140
Republic Services, Inc.	40,000	6,044,400
Steelcase, Inc. - Class A	200,000	1,714,000
		15,300,540
Consumer Durables & Apparel - 1.0%
Sony Group Corp. - ADR (b)	50,000	4,680,000

Consumer Services - 2.1%
Expedia Group, Inc. (a)	20,000	2,450,600
McDonald’s Corp.	25,000	7,330,000
Restaurant Brands International LP (b)	37	2,925
		9,783,525
Diversified Financials - 1.3%
Intercontinental Exchange, Inc.	25,000	2,870,000
The Charles Schwab Corp.	50,000	3,305,000
		6,175,000
Energy - 6.2%
Cameco Corp. (b)	75,000	2,637,000
Chevron Corp.	40,000	6,546,400
Diamondback Energy, Inc.	40,000	5,892,800
Halliburton Co.	100,000	3,908,000
Occidental Petroleum Corp.	75,000	4,734,750
Range Resource Corp.	100,000	3,143,000
Texas Pacific Land Corp.	1,500	2,259,450
		29,121,400
Food & Staples Retailing - 1.5%
Walmart, Inc.	45,000	7,193,700

Food, Beverage & Tobacco - 1.3%
The Coca-Cola Co.	100,000	6,193,000

Health Care Equipment & Services - 4.9%
Abbott Laboratories	50,000	5,566,500
Baxter International, Inc.	50,000	2,261,500
Cross Country Healthcare, Inc. (a)	190,000	4,902,000
DexCom, Inc. (a)	28,000	3,487,680
Inogen, Inc. (a)	200,000	1,634,000
Schrodinger Inc. (a)	100,000	5,231,000
		23,082,680
Household & Personal Products - 3.3%
Colgate-Palmolive Co.	100,000	7,626,000
The Procter & Gamble Co.	50,000	7,815,000
		15,441,000
Insurance - 1.5%
Aflac, Inc.	100,000	7,234,000

Materials - 12.4%
Avient Corp.	100,000	4,053,000
BHP Group Ltd. - ADR (b)	50,000	3,132,500
Dow, Inc.	40,000	2,258,800
Freeport-McMoRan, Inc.	100,000	4,465,000
Landec Corp.	250,000	2,615,000
Newmont Mining Corp.	125,000	5,365,000
Nutrien Ltd. (b)	50,000	3,444,500
Orion Engineered Carbons SA (b)	475,000	10,412,000
Pan American Silver Corp. (b)	100,000	1,688,000
Sibanye Stillwater Ltd. - ADR (b)	200,000	1,546,000
Sonoco Products Co.	75,000	4,398,000
South32 Ltd. - ADR (b)	100,000	1,313,000
Vulcan Materials Co.	40,000	8,820,000
Wheaton Precious Metals Corp. (b)	100,000	4,483,000
		57,993,800
Media - 0.6%
Vivendi SE (b)	300,000	2,679,055

Media & Entertainment - 7.1%
Alphabet, Inc. - Class A (a)	125,000	16,590,000
Cars.com, Inc. (a)	400,000	9,124,000
The Walt Disney Co. (a)	50,000	4,444,500
Warner Bros Discovery, Inc. (a)	250,000	3,267,500
		33,426,000
Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
Johnson & Johnson	20,000	3,350,600
Merck & Co., Inc.	100,000	10,665,000
Pfizer, Inc.	150,000	5,409,000
		19,424,600
Retailing - 1.4%
Amazon.com, Inc. (a)	50,000	6,684,000

Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc.	70,000	10,611,300
Marvell Technology, Inc.	100,000	6,513,000
NVIDIA Corp.	30,000	14,018,700
QUALCOMM, Inc.	75,000	9,912,750
		41,055,750
Software & Services - 11.8%
Adobe, Inc. (a)	10,000	5,461,700
Automatic Data Processing, Inc.	40,000	9,890,400
Microsoft Corp.	40,000	13,436,800
Paycom Software, Inc.	12,500	4,609,500
Paylocity Holding Corp. (a)	25,000	5,671,250
ServiceNow, Inc. (a)	15,000	8,745,000
Shopify, Inc. - Class A (a)(b)	115,000	7,771,700
		55,586,350
Technology Hardware & Equipment - 6.5%
Apple, Inc.	60,000	11,787,000
Flex Ltd. (a)	400,000	10,944,000
Lumentum Holdings, Inc. (a)	150,000	7,854,000
		30,585,000
Telecommunication Services - 0.7%
Verizon Communications, Inc.	100,000	3,408,000

Transportation - 0.2%
XPO Logistics, Inc. (a)	10,000	692,400

Utilities - 2.9%
Dominion Energy, Inc.	50,000	2,677,500
NextEra Energy, Inc.	150,000	10,995,000
		13,672,500
Total Common Stocks (Cost $211,905,437)		450,515,350

Real Estate Investment Trust (REIT) - 1.3%
Real Estate - 1.3%
Weyerhaeuser Co.	175,000	5,960,500
Total Real Estate Investment Trust (Cost $3,359,578)		5,960,500

Short-Term Investment - 2.9%
Money Market Mutual Fund - 2.9%
STIT Treasury Portfolio - Institutional Class, 5.095% (c)	13,416,751	13,416,751
Total Short-Term Investments (Cost $13,416,751)		13,416,751

Total Investments (Cost $228,681,766) - 100.1%		469,892,601
Liabilities in Excess of Other Assets - (0.1)%		(512,099)
Total Net Assets - 100.0%		$469,380,502

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR’s) was as follows: Australia 1.0%, Canada 3.5%, France 0.6%. Japan 1.7%, Luxembourg 2.2% South Africa 0.3%.
(c)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2023, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund*
Assets
Common Stocks

Automobiles & Components	$3,364,800	$-	$-	$3,364,800
Banks	4,435,200	-	-	4,435,200
Capital Goods	53,303,050	-	-	53,303,050
Commercial & Professional Services	15,300,540	-	-	15,300,540
Consumer Durables & Apparel	4,680,000	-	-	4,680,000
Consumer Services	9,780,600	2,925	-	9,783,525
Diversified Financials	6,175,000	-	-	6,175,000
Energy	29,121,400	-	-	29,121,400
Food & Staples Retailing	7,193,700	-	-	7,193,700
Food, Beverage & Tobacco	6,193,000	-	-	6,193,000
Health Care Equipment & Services	23,082,680	-	-	23,082,680
Household & Personal Products	15,441,000	-	-	15,441,000
Insurance	7,234,000	-	-	7,234,000
Materials	57,993,800	-	-	57,993,800
Media	2,679,055	-	-	2,679,055
Media & Entertainment	33,426,000	-	-	33,426,000
Pharmaceuticals, Biotechnology & Life Sciences	19,424,600	-	-	19,424,600
Retailing	6,684,000	-	-	6,684,000
Semiconductors & Semiconductor Equipment	41,055,750	-	-	41,055,750
Software & Services	55,586,350	-	-	55,586,350
Technology Hardware & Equipment	30,585,000	-	-	30,585,000
Telecommunication Services	3,408,000	-	-	3,408,000
Transportation	692,400	-	-	692,400
Utilities	13,672,500	-	-	13,672,500
Total Common Stocks	450,512,425	2,925	-	450,515,350
Real Estate Investment Trusts (REIT)	5,960,500	-	-	5,960,500
Money Market Fund	13,416,751	-	-	13,416,751
Total Assets	$469,889,676	$2,925	$-	$469,892,601

* For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.